Investments in Joint Ventures and Associates - Summary of Financial Statements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	£ 7	£ 392
Joint ventures	0
Associates classified as held for sale	397
Total	404	392
Associates	54	43
Joint ventures		1
Total	£ 54	£ 44	£ 78